Cover	Feb. 28, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 28, 2023
Entity Address, Address Line One	150 Third Avenue South
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37201
City Area Code	(615)
Local Phone Number	744-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Tax Identification Number	62-1812853
Entity File Number	000-31225
Entity Incorporation, State or Country Code	TN
Entity Registrant Name	PINNACLE FINANCIAL PARTNERS, INC.
Entity Central Index Key	0001115055
Amendment Flag	false
Common Class A [Member]
Cover [Abstract]
Title of 12(b) Security	Common Stock par value $1.00
Trading Symbol	PNFP
Security Exchange Name	NASDAQ
Document Information [Line Items]
Title of 12(b) Security	Common Stock par value $1.00
Trading Symbol	PNFP
Security Exchange Name	NASDAQ
Noncumulative Preferred Stock [Member]
Cover [Abstract]
Title of 12(b) Security	Depositary Shares (each representing 1/40th interest in a share of 6.75% Fixed-Rate Non-Cumulative Perpetual Preferred Stock, Series B)
Trading Symbol	PNFPP
Security Exchange Name	NASDAQ
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/40th interest in a share of 6.75% Fixed-Rate Non-Cumulative Perpetual Preferred Stock, Series B)
Trading Symbol	PNFPP
Security Exchange Name	NASDAQ